JPMorgan U.S. Tech Leaders ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.9%
Automobiles — 5.2%
Rivian Automotive, Inc., Class A * (a)	2,746,712	41,338,016
Tesla, Inc. *	316,752	117,752,556
		159,090,572
Banks — 1.1%
NU Holdings Ltd., Class A (Brazil) *	2,441,435	35,083,421
Broadline Retail — 3.4%
Alibaba Group Holding Ltd., ADR (China)	353,424	44,340,575
Amazon.com, Inc. *	108,941	22,689,142
MercadoLibre, Inc. (Brazil) *	22,222	38,422,283
		105,452,000
Capital Markets — 2.0%
Robinhood Markets, Inc., Class A *	886,681	61,446,993
Communications Equipment — 4.6%
Ciena Corp. *	233,023	90,466,519
Lumentum Holdings, Inc. *	73,263	51,486,306
		141,952,825
Consumer Finance — 0.2%
Figure Technology Solutions, Inc., Class A * (a)	198,534	6,740,229
Diversified Telecommunication Services — 0.4%
Lumen Technologies, Inc. *	1,839,996	12,787,972
Electrical Equipment — 1.7%
Rockwell Automation, Inc.	48,114	17,267,152
Vicor Corp. *	211,941	34,122,501
		51,389,653
Electronic Equipment, Instruments & Components — 0.8%
Fabrinet (Thailand) *	25,293	13,190,805
TTM Technologies, Inc. *	117,969	11,492,540
		24,683,345
Entertainment — 5.5%
Netflix, Inc. *	529,698	50,930,463
Take-Two Interactive Software, Inc. *	602,785	119,050,037
		169,980,500
Financial Services — 0.5%
Block, Inc. *	259,565	15,620,622
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A *	103,982	18,265,478
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.	8,683	36,558,208
DoorDash, Inc., Class A *	186,044	27,934,507
		64,492,715
Insurance — 1.2%
Lemonade, Inc. * (a)	601,530	37,703,901

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — 9.1%
Alphabet, Inc., Class C	487,559	139,861,175
Meta Platforms, Inc., Class A	185,284	106,006,535
Reddit, Inc., Class A *	177,493	23,899,432
Snap, Inc., Class A *	2,644,630	12,165,298
		281,932,440
IT Services — 9.6%
Cloudflare, Inc., Class A *	310,031	63,971,796
DigitalOcean Holdings, Inc. *	195,203	16,744,513
Shopify, Inc., Class A (Canada) *	589,340	69,907,511
Snowflake, Inc., Class A *	637,090	96,085,914
Twilio, Inc., Class A *	398,647	50,157,766
		296,867,500
Life Sciences Tools & Services — 0.9%
Tempus AI, Inc., Class A * (a)	628,020	28,399,064
Machinery — 0.5%
Symbotic, Inc. * (a)	271,404	14,438,693
Media — 1.0%
EchoStar Corp., Class A * (a)	262,837	30,770,328
Semiconductors & Semiconductor Equipment — 27.8%
Advanced Micro Devices, Inc. *	226,512	46,079,336
Allegro MicroSystems, Inc. (Japan) *	651,243	20,533,692
Amkor Technology, Inc.	621,464	27,984,524
Analog Devices, Inc.	102,159	32,500,864
ASML Holding NV (Registered), NYRS (Netherlands)	52,183	68,924,872
Broadcom, Inc.	332,691	102,971,191
Entegris, Inc.	308,943	36,220,477
First Solar, Inc. *	131,079	25,856,644
GLOBALFOUNDRIES, Inc. * (a)	626,681	27,874,771
Intel Corp. *	1,172,127	51,725,965
Lam Research Corp.	506,223	108,159,606
MACOM Technology Solutions Holdings, Inc. *	137,334	30,497,761
Micron Technology, Inc.	94,194	31,822,501
NVIDIA Corp.	645,193	112,521,659
ON Semiconductor Corp. *	605,133	37,469,835
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	170,690	57,684,686
Texas Instruments, Inc.	152,522	29,610,621
Universal Display Corp.	111,347	10,206,066
		858,645,071
Software — 16.1%
AppLovin Corp., Class A *	92,313	36,740,574
Cadence Design Systems, Inc. *	108,925	30,266,990
Circle Internet Group, Inc. *	73,612	7,023,321
Crowdstrike Holdings, Inc., Class A *	105,950	41,363,940
HubSpot, Inc. *	119,953	29,280,527
Intuit, Inc.	84,716	36,629,504

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Microsoft Corp.	92,011	34,059,712
Oracle Corp.	420,133	61,805,766
Palantir Technologies, Inc., Class A *	121,146	17,721,237
Palo Alto Networks, Inc. *	284,067	45,541,621
Procore Technologies, Inc. *	249,832	14,240,424
ServiceNow, Inc. *	430,609	45,020,171
ServiceTitan, Inc., Class A *	189,896	12,050,800
Synopsys, Inc. *	70,350	27,892,368
Zoom Communications, Inc., Class A *	689,962	55,466,045
		495,103,000
Specialized REITs — 1.9%
American Tower Corp.	340,509	58,765,043
Specialty Retail — 0.6%
Warby Parker, Inc., Class A *	874,988	18,435,997
Technology Hardware, Storage & Peripherals — 1.1%
Sandisk Corp. *	50,837	32,298,780
Total Common Stocks (Cost $2,889,758,355)		3,020,346,142
Short-Term Investments — 4.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $65,609,338)	65,604,563	65,611,124
Investment of Cash Collateral from Securities Loaned — 2.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $61,845,750)	61,845,750	61,845,750
Total Short-Term Investments (Cost $127,455,088)		127,456,874
Total Investments — 102.0% (Cost $3,017,213,443)		3,147,803,016
Liabilities in Excess of Other Assets — (2.0)%		(61,635,392)
NET ASSETS — 100.0%		3,086,167,624

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $65,239,177.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,147,803,016	$—	$—	$3,147,803,016

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$289,898,306	$224,272,389	$(16,578)	$1,785	$65,611,124	65,604,563	$209,715	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	36,055,385	886,030,695	860,240,330	—	—	61,845,750	61,845,750	2,367,424	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	17,475,661	410,662,070	428,137,731	—	—	—	—	996,690	—
Total	$53,531,046	$1,586,591,071	$1,512,650,450	$(16,578)	$1,785	$127,456,874		$3,573,829	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.